EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Equity [abstract]
Net income (loss)	$ (656)	$ 399	$ (949)	$ 1,014
Dilutive effect of conversion of subsidiary preferred shares	(36)	(38)	(71)	(75)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	49	(5)	68	(18)
Profit (loss), attributable to ordinary equity holders of parent entity	$ (643)	$ 356	$ (952)	$ 921
Weighted average - common shares	1,512.1	1,433.3	1,511.7	1,433.2
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	0.0	34.1	0.0	31.8
Common shares and common share equivalents	1,512.1	1,467.4	1,511.7	1,465.0